Common Stock and Warrants (Tables)	9 Months Ended
May 31, 2016
Common Stock And Warrants Tables
Warrants outstanding and exercisable

A summary of the Company's warrants outstanding and exercisable as of May 31, 2016 and August 31, 2015 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
Description	May 31, 2016	August 31, 2015	Exercise Price	Expiration
Series H	-	3,906	$0.83	February 1, 2016
Series I	921,875	921,875	$1.37	December 31, 2020
Series J	3,110,378	3,110,378	$1.12	December 31, 2020
Series K	3,110,378	3,110,378	$1.20	December 31, 2020
Series L	500,000	500,000	$1.20	December 7, 2020
Series M	375,000	-	$2.18	December 31, 2020
Series N	767,000	-	$3.38	December 31, 2020
Series O	618,000	-	$3.10	October 31, 2017
Series P	309,000	-	$3.70	April 30, 2018
Total	9,711,631	7,646,537